Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000136885 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000136885 | 85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000136885 | 85207K107 | Sprott Physical Silver Trust
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136885 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000136885 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000136885 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	23.50%
C000136885 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	76.50%
C000136884 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000136884 | 85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000136884 | 85207K107 | Sprott Physical Silver Trust
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136884 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000136884 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000136884 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	23.50%
C000136884 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	76.50%